Segment Information Reconciled to Income Before Income Taxes and Noncontrolling Interest (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Segment Reporting Information [Line Items]
Unrealized gain (loss) on derivative instruments, net	$ 4,161	$ (2,478)	$ (9,434)	$ (18,315)
Write-off of unamortized deferred debt issuance costs and bond discounts	8,628		8,750
Container Ownership
Segment Reporting Information [Line Items]
Unrealized gain (loss) on derivative instruments, net	4,161	$ (2,478)	(9,434)	$ (18,315)
Write-off of unamortized deferred debt issuance costs and bond discounts	$ 8,628		$ 8,750